ACQUISITIONS ACQUISITION 3 (Details) (DemagAG, Trade Names [Member], USD $) In Millions, unless otherwise specified	Aug. 16, 2011
DemagAG | Trade Names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets acquired - Gross Carrying Amount	$ 129.7